Financial Risks Management - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Oct. 16, 2017
Foreign Exchange Rates [Line Items]
Fluctuation in currency (in percent)	10.00%
Cash and cash equivalents and other financial assets	€ 116,812	€ 145,464
OCEANE
Foreign Exchange Rates [Line Items]
Aggregate nominal amount			€ 180,000
Interest Rate Risk
Foreign Exchange Rates [Line Items]
Financial liabilities	€ 75,400	€ 75,300